Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and accrued liabilities as of December 31, 2018 and 2017 consisted of the following:

		December 31,
	Note	2018	2017

Accrued professional fees		$141	$112
Advances from unrelated third parties	(iii)	398	283
Accrued staff costs and staff benefits		10	31
Rental deposits from tenants		215	-
Rental receipt in advance		6	-
Interest receipt in advance		42	-
Other loan – secured	(i)	367	355
Other loans – unsecured	(ii)	3,076	2,172
Others		3	-
		$4,258	$2,953

(i)
The amount represents a loan of $
256
advanced from an unrelated party to the Company, plus accrued interest. The loan is bearing
5
% interest per annum and has no fixed term of repayment. The loan is secured by certain intangible assets of
Boca.

(ii)	The amount represents loans of $3.1 million advanced from unrelated parties to the Company. The loans are unsecured, bearing 5% interest per annum and has no fixed term of repayment.

(iii)	The advances from unrelated third parties are unsecured, interest free and have no fixed terms of repayment.